UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

          Investment Company Act file number    811-07850
                                            --------------------------

                            Allegiant Advantage Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Audrey Talley, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-622-3863
                                                           -------------

                         Date of fiscal year end: May 31
                                                 -------

                     Date of reporting period: May 31, 2005
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


[LOGO] ALLEGIANT(SM) ADVANTAGE FUND

--------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

ANNUAL REPORT

MAY 31, 2005

ALLEGIANT ADVANTAGE FUND ANNUAL REPORT

(FORMERLY ARMADA ADVANTAGE FUND)

                                TABLE OF CONTENTS

Chairman's and President's Message ..................................    1

Message from the Investment Adviser .................................    2

Economic and Market Overview ........................................    3

Summary of Portfolio Holdings/Expense Table .........................    6

Trustees and Officers of the Trust ..................................    7

Report of Independent Registered Public Accounting Firm .............    9

Financial Highlights ................................................   10

Statement of Net Assets .............................................   11

Statement of Operations .............................................   14

Statement of Changes in Net Assets ..................................   15

Notes to Financial Statements .......................................   16

This material must be preceded or accompanied by a prospectus.

You should consider the investment objective, risks, charges, and expenses of the Allegiant Advantage Institutional Money Market Fund (the "Fund") carefully before investing. A prospectus and other information about the Fund may be obtained by calling your investment professional or calling 1-800-364-4890 or downloading one at www.allegiantfunds.com. Please read it carefully before you invest or send money.

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

Allegiant Asset Management Company ("AAM") serves as investment adviser to the Fund, for which it receives an investment advisory fee. The Fund is distributed by Professional Funds Distributor, LLC ("PFD"), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with AAM and is not a bank.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                             ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                              CHAIRMAN'S AND PRESIDENT'S MESSAGE

JULY 2005

Dear Shareholder:

This first annual report under our new name, Allegiant Advantage Institutional Money Market Fund, contains important information about your investment, the financial markets, and the events shaping global markets. The audited financial information covers the Fund's initial period from October 28, 2004 to May 31, 2005. Total assets as of May 31, 2005 were $676 million. As the Federal Reserve Bank continued to increase interest rates, the seven day net effective yield for the Institutional Share Class rose to 2.86% by May 31, 2005 (3.01% by June 30,
2005).

We also are pleased to present a message from your investment adviser, Allegiant Asset Management Company, which underlines the firm's ongoing commitment to provide you with superior fund offerings by adding new talent to its portfolio management teams and strengthening all facets of the Allegiant Asset Management Company organization to meet your current and emerging investment needs.

The Board of Trustees is committed to ensuring that shareholders' interests are paramount in all aspects of the Fund's management. During the past year, we have added resources to strengthen our compliance program and will continue to enhance this program to meet evolving industry challenges.

More information about the Allegiant Advantage Institutional Money Market Fund and other funds offered by Allegiant is available on our new website at www.allegiantfunds.com. You also can speak with your investment professional or call an Allegiant representative at 1-800-364-4890. We encourage you to review the audited financial information to stay informed about your investment.

Thank you for making the Allegiant Advantage Institutional Money Market Fund part of your investment portfolio. We look forward to helping you achieve your financial goals in the year ahead.

Sincerely,

/s/ ROBERT D. NEARY                      /s/ HERBERT R. MARTENS

Robert D. Neary                          Herbert R. Martens, Jr.
Chairman                                 President

                                             [LOGO] ALLEGIANT(SM) ADVANTAGE FUND

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
MESSAGE FROM THE INVESTMENT ADVISER

JULY 2005

Dear Investor:

I am excited as I reflect on this past year. Our new name -- Allegiant -- is a visible symbol of our commitment to be an industry leader and your fund family of choice. Allegiant represents the attributes we value -- strength, unity, quality, talent and leadership. We are focused on delivering competitive investment performance and a quality service which exceeds investors' expectations each and every day.

Allegiant looks at every opportunity to build shareholder value while offering you the best investment solutions in the marketplace. Over the past year, we took many steps to realign and improve our investment styles. We have built a formidable investment management team by retaining the organization's most talented managers and attracting investment professionals who bring strong industry experience and competitive track records. We will continue to invest in resources to enable our portfolio managers to focus on what they do best -- manage money.

Allegiant Asset Management Company recognizes that you have placed your trust in us as your provider of choice and is committed to delivering the best investment choices to you. We have several exciting initiatives underway and look forward to keeping you informed of our progress in the year ahead.

Thank you for your business and continued confidence in us.

Sincerely,

/s/ TED M. PARKER

Ted M. Parker
Chairman
Allegiant Asset Management Company

[LOGO] ALLEGIANT(SM) ADVANTAGE FUND

                             ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                                    ECONOMIC AND MARKET OVERVIEW

JULY 2005

Despite high oil prices, geopolitical unrest, and a number of other headwinds, the U.S. economy continued to show its resilience during the reporting period. Real gross domestic product (GDP) rose an annualized 3.8% during the fourth quarter of 2004 as well as the first quarter of 2005. The rate of corporate profit growth in the first half of 2005 couldn't match the heady 20% gain witnessed in 2004, but the S&P 500(R) put up respectable numbers all the same. Earnings grew at a rate of 7.1% during the first quarter of 2005, with Thomson/First Call forecasting a 6.8% increase for the second quarter.

After reducing the federal funds rate to a 45-year low of 1% in June 2003, the Federal Reserve (the "Fed") reversed course in June 2004 with the first of nine quarter-point hikes. These hikes moved the Fed from the accommodative position that helped revive the economy toward a neutral position. Inflation appeared to remain under control during the period. The Consumer Price Index fell 0.1% in May 2005, while the core rate (excluding volatile food and energy prices) rose only 0.1%. Meanwhile, the Producer Price Index fell 0.6% in May 2005, the largest drop in two years, with the core rate rising a mere 0.1%.

On the employment front, the U.S. economy created an average of 165,000 jobs monthly over the past 12 months. Although this figure does not capture the self-employed, household workers, reservists, or contract employees, we still expected to see higher numbers in the wake of strong overall economic growth. It is becoming increasingly clear that a new employment paradigm is taking hold in the United States. Given ongoing corporate productivity gains, the rise of global outsourcing, and other fundamental shifts in our economy, it may no longer be realistic to expect job creation to exceed current levels even in a recovery.

EQUITIES ENJOY A SECOND STRAIGHT YEAR OF SOLID RETURNS

Equity investors spent the period leading up to November's Presidential election largely on the sidelines. With the race decided, prices soared during the fourth quarter of 2004 and helped lift the broad indices to solid returns. A Bush reelection coupled with a Republican-controlled Congress allayed fears for many that tax rates on dividends and capital gains would return to higher levels.

For the 12 months ended May 31, 2005, the Russell 1000(R) Index of large-cap companies returned 9.42%, while the Russell 2000(R) Index (a leading small cap indicator) returned 9.82%. Energy-related sectors led all others with returns in excess of 30%. Rising domestic and Asian demand, coupled with fear of a long-term secular decline in worldwide production, pushed the price of light sweet crude past $50 a barrel for much of the period. (Oil would subsequently hit the $60 mark on June 23, 2005.)

"ON THE EMPLOYMENT FRONT, THE U.S. ECONOMY CREATED AN AVERAGE OF 165,000 JOBS MONTHLY OVER THE PAST 12 MONTHS."

COMMENTARY PROVIDED BY ALLEGIANT ASSET MANAGEMENT COMPANY

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
ECONOMIC AND MARKET OVERVIEW

"GLOBAL PENSION FUND REFORM, DEMOGRAPHICS, AND HEAVY BUYING BY FOREIGN CENTRAL BANKS ARE JUST THREE FACTORS DRIVING THE DEMAND FOR LONG-DATED BONDS."

Early cycle and value-oriented sectors such as industrials and materials were also among the top performers during the reporting period and helped value indices soundly outperform their growth counterparts. For example, the Russell 1000(R) Value Index returned 15.49% versus only 3.33% for the Russell 1000(R) Growth Index for the 12 months ended May 31, 2005. This disparity was mirrored in both the small cap and mid cap universes. Although financials fell far short of double-digit returns, this sector showed surprising durability. Banking stocks benefited in part from the persistence of low long-term rates, which prolonged a mortgage refinancing cycle that had already appeared long in the tooth. Meanwhile, rising real estate prices supported the rich valuations of real estate investment trusts, commonly known as REITs.

For international equity investors, the past year proved even more rewarding. As the reporting period got underway, investor concerns over a potential slowing in China's economic expansion began to recede. China's GDP continued to grow at a 9% clip, and it showed few signs of quenching a deep thirst for oil and the other building blocks of infrastructure. Despite the mild recession that plagued Japan, it benefited from its position as the largest exporter to China.

The euro zone's own anemic 1% growth rate notwithstanding, the combination of attractive valuations and strong corporate profit growth fueled a market rally that gathered steam in the fall. As a result, the Morgan Stanley MSCI EAFE(R) (Europe, Australasia, Far East) Index returned 17.6% in U.S. dollars for the 12 months ended May 31, 2005. A weak dollar certainly contributed to its strong performance, but the EAFE Index still managed a 13.9% return in local terms.

U.S. FIXED INCOME MARKET SHOWS SURPRISING RESILIENCE

Given the general strength of the economy and the Fed's tightening campaign, most observers anticipated a challenging fixed-income market over the past 12 months. Instead, the Lehman U.S. Aggregate Bond Index (a broad measure of the bond market) returned a healthy 6.82% for the 12 months ended May 31, 2005. An expected sustained rise in interest rates (with an attendant drop in bond prices) simply never materialized beyond short-dated securities. Indeed, the yield on the U.S. 10-year Treasury note actually finished the reporting period at a lower level than when it began. From 4.65% on May 31, 2004, the benchmark fell to 3.98% 12 months later. Similarly, yields on the 30-year bond dropped from 5.35% to 4.32%. Fed Chairman Greenspan has called this scenario a "conundrum," although in hindsight the persistence of low yields is perhaps not all that surprising. Global pension fund reform, demographics, and heavy buying by foreign central banks are just three factors driving the demand for long-dated bonds.

According to the U.S. Pension Benefit Guaranty Corporation, the underfunding of U.S. corporate pension plans ballooned to a record $450 billion in 2004. A similar crisis has been unfolding across Western Europe. Pension fund managers have begun to respond to this problem by increasing the fixed-income allocations in their portfolios. In their pursuit of ultra-safe

Treasuries, pension funds appear to be trading the potential for higher returns from equities for the ability to match liabilities to assets more accurately. Indeed, the demand for securities that offer a guaranteed--albeit low--rate of return over several decades led both the French and U.K. treasuries to begin offering investors 50-year bonds recently. As for demographics, the first wave of baby boomers now edges closer to retirement. In preparation, this generation born immediately after World War II (Baby Boomers) continues to move more of its assets into fixed income, taking advantage of its lower relative volatility compared to stocks.

Meanwhile, net foreign purchases of U.S. Treasury securities rose to $75.5 billion during the first quarter of 2005, a nearly fivefold increase over the preceding quarter. With the U.S. current account deficit climbing to $195.1 billion for the first three months of 2005, several large trading partners are recycling at least part of their surplus into the perceived safety of U.S. Treasuries. China, which accounts for more than 20% of the U.S. trade deficit on its own, has become perhaps the most visible buyer. However, Saudi Arabia and other OPEC members awash with dollars have been active as well.

ALL EYES REMAIN ON CHINA

As we look to the latter half of 2005, some signs point to moderating growth for the U.S. economy. In May, the Conference Board's closely watched composite index of leading economic indicators fell 0.5%, while the Institute for Supply Management's business index declined. Still, the rate of corporate profit growth should remain steady, with any relief in oil prices providing an extra lift to the bottom line.

The outlook for corporate profits, combined with low bond yields and strong corporate balance sheets, augurs well for U.S. equity prices in the coming year. Low long-term rates tend to support high price-to-earnings ratios, and extra cash should lead to a rise in share repurchases, dividend increases, and other shareholder-friendly actions.

Richard Fisher, president of the Federal Reserve Bank of Dallas, recently noted that the Fed is "in the eighth inning" of its current cycle of fed funds rate increases. Although he didn't rule out extra innings, the Fed is approaching the end of the tightening campaign. We see no threat of rising labor costs, the single-largest driver of inflation. Global outsourcing gives the U.S. economy a ready pool of educated, inexpensive workers for many jobs in a labor shortage, and that should keep costs under control.

Along with the United States, all eyes remain fixed on China to provide a continued boost to the global economy. The euro zone's prospects remain muted; in fact, many observers are waiting to see whether the European Central Bank follows a surprise move by Sweden and cuts its own short-term interest rate. As for Japan, we remain cautiously optimistic. Its economy appears to have turned a corner as wages have stabilized and consumer spending has finally begun to rise.

"...THIS GENERATION BORN IMMEDIATELY AFTER WORLD WAR II (BABY BOOMERS) CONTINUES TO MOVE MORE OF ITS ASSETS INTO FIXED INCOME, TAKING ADVANTAGE OF ITS LOWER RELATIVE VOLATILITY COMPARED TO STOCKS."

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLE

THE TABLE BELOW PRESENTS PORTFOLIO HOLDINGS AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF MAY 31, 2005.

Commercial Paper                            62.8%
Corporate Bonds                              9.5
Federal Home Loan Mortgage Corporation       6.2
Certificates of Deposit                      5.8
Repurchase Agreements                        5.3
Federal National Mortgage Association        5.0
Federal Home Loan Bank                       4.3
Municipal Bonds                              0.7
Money Market Fund                            0.4
                                           -----
                                           100.0%

                                     EXPENSE TABLE
--------------------------------------------------------------------------------------
                        BEGINNING         ENDING
                      ACCOUNT VALUE   ACCOUNT VALUE     ANNUALIZED      EXPENSES PAID
 ACTUAL                  12/1/04         5/31/05      EXPENSE RATIO     DURING PERIOD+
--------------------------------------------------------------------------------------
Institutional Class     $1,000.00       $1,012.20         0.17%             $0.85
--------------------------------------------------------------------------------------
Advisor Class            1,000.00        1,011.60         0.27%             $1.35
--------------------------------------------------------------------------------------
HYPOTHETICAL++
--------------------------------------------------------------------------------------
Institutional Class      1,000.00        1,024.15         0.17%             $0.86
--------------------------------------------------------------------------------------
Advisor Class            1,000.00        1,023.65         0.27%             $1.36
--------------------------------------------------------------------------------------

+ Expenses are equal to each Class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 365.

++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2004 to May 31, 2005).

The Expense Table illustrates your Fund's costs in two ways.

o ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading "Expenses Paid During Period".

o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

                             ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                              TRUSTEES AND OFFICERS OF THE TRUST

                                                                                 PRINCIPAL                             NUMBER OF
                                                                                OCCUPATION(S)                      PORTFOLIOS IN THE
                                 POSITION(S)       LENGTH                    DURING PAST 5 YEARS/                    FUND COMPLEX
NAME, ADDRESS(1)                HELD WITH THE     OF TIME                   OTHER DIRECTORSHIPS(3)                     OVERSEEN
AGE                                 TRUST         SERVED(2)                  HELD BY BOARD MEMBER                    BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert D. Neary                Chairman of the      Since    Retired; Co-Chairman of Ernst & Young, April 1984 to         30
71                                Board and        August    September 1993; Director, Strategic Distribution,
                                   Trustee          1998     Inc., since January 1999; Director, Commercial
                                                             Metals Company since March 2001.
------------------------------------------------------------------------------------------------------------------------------------
John F. Durkott                    Trustee          Since    President and CEO, Kittle's Home Furnishings Center,         30
61                                                 August    Inc., since January 2002; President and Chief
                                                    1998     Operating Officer, Kittle's Home Furnishings Center,
                                                             Inc., from January 1982 through January 2002;
                                                             Partner, Kittle's Bloomington Properties LLC, from
                                                             January 1981 through 2003; partner, KK&D LLC,
                                                             from January 1989 through 2003; partner, KK&D II
                                                             LLC, from February 1998 through 2003 (affiliated
                                                             real estate companies of Kittle's Home Furnishings
                                                             Center, Inc.).
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Farling                  Trustee          Since    Retired; Chairman, President and CEO, Centerior              30
68                                                 August    Energy (electric utility), March 1992 to October
                                                    1998     1997.
------------------------------------------------------------------------------------------------------------------------------------
Richard W. Furst                   Trustee          Since    Dean Emeritus, Gatton College of Business and                30
66                                                 August    Economics, University of Kentucky, since June 2003;
                                                    1998     Garvice D. Kincaid Professor of Finance, since 1981;
                                                             Dean, Gatton College of Business and Economics,
                                                             University of Kentucky, 1981-2003.
------------------------------------------------------------------------------------------------------------------------------------
Gerald L. Gherlein                 Trustee          Since    Retired; Executive Vice President and General                30
67                                                 August    Counsel, Eaton Corporation (global manufacturing),
                                                    1998     1991 to March 2000.
------------------------------------------------------------------------------------------------------------------------------------
Dale C. LaPorte                    Trustee          Since    Partner, Calfee, Halter & Griswold LLP (law firm),           30
63                                               April 2005  since January 1974; Chairman of Executive Committee of Calfee, Halter & Griswold LLP, from January 2000
                                                             through December 2004.
------------------------------------------------------------------------------------------------------------------------------------
Kathleen A. Obert                  Trustee          Since    Chairman and CEO, Edward Howard & Co. (public                30
46                                                 August    relations agency), since 2001; CEO, Edward Howard
                                                    2002     & Co., 2000-2001; Vice President/Senior Vice
                                                             President, Edward Howard & Co., 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
J. William Pullen                  Trustee          Since    Retired; President and CEO, Whayne Supply Co.                30
66                                                 August    (engine and heavy equipment distribution), 1986 to
                                                    1998     February 2005.
------------------------------------------------------------------------------------------------------------------------------------

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
TRUSTEES AND OFFICERS OF THE TRUST

                                                                                  PRINCIPAL                            NUMBER OF
                                                                                 OCCUPATION(S)                     PORTFOLIOS IN THE
                                 POSITION(S)       LENGTH                     DURING PAST 5 YEARS/                   FUND COMPLEX
NAME, ADDRESS(1)                HELD WITH THE     OF TIME                    OTHER DIRECTORSHIPS(3)                    OVERSEEN
AGE                                 TRUST         SERVED(2)                   HELD BY BOARD MEMBER                   BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John G. Breen(5)                   Trustee          Since    Retired; Chairman and CEO, The Sherwin Williams              30
71                                                 August    Co., until May 2000; Director, Goodyear Tire &
                                                    2002     Rubber Co.; Director, The Stanley Works.
------------------------------------------------------------------------------------------------------------------------------------
Herbert R. Martens, Jr.(5)     President, Chief     Since    Executive Vice President, National City Corporation          30
52                            Legal Officer and    August    (bank holding company), since July 1997; Chairman,
                                   Trustee          1998     NatCity Investments, Inc. (investment banking),
                                                             since July 1995; President and CEO, National
                                                             City Bank, Florida, since September 2004.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Barr(6)              Senior Vice        Since    Senior Vice President (formerly Vice President),             N/A
200 Public Square, 5th Floor   President, Chief   February   National City Bank, and Managing Director, Allegiant
Cleveland, OH 44114             Administrative      2003     Asset Management Group (formerly, Armada Funds
50                            Officer and Chief              Group), since June 1999; Managing Director,
                                  Compliance                 Allegiant Asset Management Company (formerly,
                                   Officer                   National City Investment Management Company),
                                                             since May 1996.
------------------------------------------------------------------------------------------------------------------------------------
Audrey C. Talley(6)               Secretary         Since    Partner, Drinker Biddle & Reath LLP, Philadelphia,           N/A
One Logan Square                                  February   Pennsylvania (law firm).
18th and Cherry Streets                             2005
Philadelphia, PA 19103-6996
51
------------------------------------------------------------------------------------------------------------------------------------
Dennis J. Westley(6)              Treasurer         Since    Senior Vice President and Managing Director,                 N/A
103 Bellevue Parkway                              May 2003   Accounting and Administration, PFPC Inc., since July
Wilmington, DE 19809                                         2001; Vice President and Accounting Director, PFPC
46                                                           Inc., 1997 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
John Kernan(6)                    Assistant         Since    Vice President, National City Bank, and Managing             N/A
200 Public Square, 5th Floor      Treasurer       February   Director of Fund Administration, Allegiant Asset
Cleveland, OH 44114                                 2005     Management Group (formerly, Armada Funds Group),
39                                                           since July 2004; Vice President and Senior Director
                                                             of Fund Administration, State Street Bank and Trust
                                                             Company, 1998 to 2004.
------------------------------------------------------------------------------------------------------------------------------------

1 Each Trustee can be contacted by writing to Allegiant Funds, c/o John Kernan, 200 Public Square, 5th Floor, Cleveland, OH 44114.

2 Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.

3 Includes directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act.

4 The "Fund Complex" consists of all registered investment companies for which Allegiant Asset Management Company (the "Adviser") or any of its affiliates serves as investment adviser including Allegiant Advantage Fund ("Advantage") and Allegiant Funds ("Allegiant"). In addition to Advantage, each Trustee serves as a Trustee of Allegiant. Mr. Neary and Mr. Martens also serve as Chairman and President/Chief Legal Officer, respectively, of Allegiant. The number of portfolios overseen by the Trustees includes 1 portfolio of Advantage and 29 portfolios of Allegiant that are offered for sale as of the date of this Annual Report. The Trustees of Allegiant have authorized additional portfolios that have not yet been made available to investors.

5 Mr. Breen is considered to be an "interested person" of Advantage as defined in the 1940 Act because he owns shares of common stock of National City Corporation ("NCC"), the indirect parent company of the Adviser. Mr. Martens is considered to be an "interested person" of Advantage because
      (1) he is Executive Vice President of NCC, (2) he owns shares of common stock and options to purchase common stock of NCC, (3) he is the Chairman of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser, and (4) he is the President and CEO of National City Bank, Florida, an affiliate of the Adviser.

6 Ms. Barr, Ms. Talley, Mr. Westley and Mr. Kernan also serve as Officers of Allegiant in their same capacities. Ms. Barr previously served as Assistant Treasurer and Compliance Officer of Advantage and Allegiant from August 2002 until February 2003.

--------------------------------------------------------------------------------

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-800-364-4890.

                             ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ALLEGIANT ADVANTAGE FUND

We have audited the accompanying statement of net assets of Allegiant Advantage Institutional Money Market Fund (the "Fund") (a portfolio of Allegiant Advantage Fund, formerly The Armada Advantage Fund) as of May 31, 2005, and the related statements of operations and changes in net assets, and the financial highlights for the period from October 28, 2004 (commencement of operations) to May 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Allegiant Advantage Institutional Money Market Fund at May 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the period from October 28, 2004 (commencement of operations) to May 31, 2005, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania

July 22, 2005

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                              SELECTED PER SHARE DATA AND RATIOS
                                               FOR THE PERIOD ENDED MAY 31, 2005

          NET ASSET                                     NET ASSET
            VALUE,                     DIVIDENDS FROM     VALUE,                     NET ASSETS
          BEGINNING   NET INVESTMENT   NET INVESTMENT      END                     END OF PERIOD
          OF PERIOD       INCOME+          INCOME       OF PERIOD   TOTAL RETURN       (000)
------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
2005(1)     $1.00         $0.01           $(0.01)         $1.00        1.40%         $676,417

ADVISOR CLASS
2005(1)     $1.00         $0.01           $(0.01)         $1.00        0.54%         $     --*
------------------------------------------------------------------------------------------------

                                                        RATIO           RATIO OF
                                       RATIO OF      OF EXPENSES      NET INVESTMENT
                        RATIO OF    NET INVESTMENT   TO AVERAGE          INCOME
                      EXPENSES TO       INCOME       NET ASSETS         TO AVERAGE
                        AVERAGE       TO AVERAGE     (BEFORE FEE        NET ASSETS
                      NET ASSETS      NET ASSETS       WAIVERS)    (BEFORE FEE WAIVERS)
---------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
2005(1)                  0.17%           2.42%          0.24%            2.35%

ADVISOR CLASS
2005(1)                  0.27%           2.02%          0.34%            1.95%
---------------------------------------------------------------------------------------

+     PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

*     AMOUNT REPRESENTS LESS THAN $500.

(1) COMMENCEMENT OF OPERATIONS WAS OCTOBER 28, 2004 FOR THE INSTITUTIONAL CLASS AND NOVEMBER 19, 2004 FOR THE ADVISOR CLASS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. TOTAL RETURN FOR THE PERIOD HAS NOT BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                             ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                                         STATEMENT OF NET ASSETS
                                                                    MAY 31, 2005

--------------------------------------------------------------------------------
                                                    PAR             VALUE
                                                   (000)            (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- 62.7%
BANKS -- 6.7%
  Danske Bank
   2.870%, 06/20/05                              $    3,000       $    2,995
   2.850%, 06/20/05                                   3,854            3,848
   3.110%, 08/02/05                                   7,000            6,963
  Lloyds Bank PLC
   3.160%, 09/06/05                                   7,000            6,940
  Royal Bank of Scotland
   3.030%, 07/05/05                                   6,000            5,983
  Societe Generale North America
   2.840%, 06/03/05                                   7,000            6,999
  Svenska Handelsbanken
   3.020%, 07/07/05                                   4,000            3,988
   3.120%, 07/20/05                                   3,700            3,684
   3.110%, 07/20/05                                   2,000            1,992
   3.045%, 07/20/05                                   2,000            1,992
                                                                  ----------
                                                                      45,384
--------------------------------------------------------------------------------
FINANCE-AUTOMOTIVE -- 0.9%
  FCAR Owners Trust
   2.750%, 06/03/05                                   4,000            4,000
   2.860%, 06/06/05                                   2,000            1,999
                                                                  ----------
                                                                       5,999
--------------------------------------------------------------------------------
FINANCIAL CONDUITS -- 31.7%
  Amstel Funding
   3.110%, 07/25/05                                   6,000            5,972
   3.200%, 08/22/05                                   7,000            6,949
  Atlantis One Funding
   2.930%, 06/02/05                                   7,000            6,999
   3.000%, 06/22/05                                   6,000            5,990
   3.150%, 08/09/05                                   3,000            2,982
  Blue Ridge Asset Funding
   3.090%, 07/19/05                                   8,000            7,967
  Fountain Square Funding
   2.850%, 06/01/05                                   6,000            6,000
   3.110%, 08/01/05                                   7,000            6,963
  Galaxy Funding
   3.020%, 07/06/05                                   6,000            5,982
   3.150%, 08/08/05                                   4,000            3,976
   3.170%, 08/12/05                                   3,500            3,478
  Gemini Securitization
   2.830%, 06/01/05                                   7,000            7,000
   3.120%, 07/29/05                                   7,000            6,965
  Giro Funding
   2.910%, 06/10/05                                   6,000            5,996
   3.110%, 07/15/05                                  10,000            9,962
  Govco
   3.020%, 07/07/05                                   6,000            5,982
  Liberty Street Funding
   3.030%, 07/06/05                                   2,573            2,565
   3.130%, 08/10/05                                   6,000            5,964
   3.170%, 08/15/05                                   2,000            1,987

--------------------------------------------------------------------------------
                                                    PAR             VALUE
                                                   (000)            (000)
--------------------------------------------------------------------------------
  Market Street Funding
   3.030%, 06/08/05                              $    6,000       $    5,996
   3.030%, 06/17/05                                   3,000            2,996
   3.120%, 08/02/05                                   7,000            6,962
  Old Line Funding
   3.050%, 07/06/05                                   8,000            7,976
  Perry Global Funding LLC
   3.010%, 07/06/05                                   3,000            2,991
   3.150%, 08/10/05                                   7,000            6,957
  Preferred Receivables Funding
   3.020%, 06/13/05                                   7,000            6,993
   3.180%, 08/22/05                                   5,000            4,964
  Public Square Funding
   3.050%, 06/16/05                                  10,000            9,987
   3.150%, 07/26/05                                   4,000            3,981
  Three Pillars Funding
   3.030%, 06/02/05                                   7,000            6,999
  Three Rivers Funding
   3.030%, 06/15/05                                   5,000            4,994
   3.050%, 07/05/05                                   7,000            6,980
  Thunder Bay Funding
   3.020%, 06/08/05                                   7,000            6,996
   3.100%, 07/15/05                                   4,000            3,985
  Variable Funding Capital
   3.080%, 07/20/05                                   7,000            6,971
  Yorktown Capital LLC
   3.050%, 06/03/05                                   8,000            7,999
                                                                  ----------
                                                                     214,406
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 16.7%
  Abbey National Treasury Services
   3.155%, 08/19/05                                   8,000            7,945
  Allianz Finance
   2.930%, 06/03/05                                   6,000            5,999
   2.870%, 06/07/05                                   6,000            5,997
  American Express
   3.150%, 08/08/05                                   7,000            6,958
  Citigroup
   3.210%, 08/24/05                                   8,000            7,940
  Dexia Delaware LLC
   3.110%, 07/27/05                                   3,310            3,294
   3.120%, 08/04/05                                   5,000            4,972
   3.190%, 08/24/05                                   3,050            3,027
  HBOS Treasury Services
   2.760%, 06/06/05                                   5,000            4,998
   3.150%, 07/28/05                                   1,700            1,692
   3.120%, 07/29/05                                   4,000            3,980
  ING Funding LLC
   3.060%, 07/06/05                                   7,000            6,979
   3.120%, 07/27/05                                   2,400            2,388
   3.060%, 08/04/05                                   6,000            5,967

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
MAY 31, 2005

--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- CONTINUED
  KFW International Finance
   3.000%, 07/05/05                              $    3,400       $    3,390
   3.010%, 07/06/05                                   2,000            1,995
   3.160%, 08/23/05                                   1,800            1,787
   3.190%, 09/07/05                                   5,000            4,957
  National Rural Utilities Cooperative
   Finance Corp.
   3.030%, 06/16/05                                  10,000            9,988
   3.030%, 06/22/05                                   4,000            3,993
  UBS Finance
   3.015%, 07/18/05                                   5,000            4,980
   3.100%, 07/22/05                                   3,000            2,987
   3.210%, 09/12/05                                   7,000            6,936
                                                                  ----------
                                                                     113,149
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.2%
  Nestle Capital
   3.180%, 09/09/05                                   8,000            7,929
--------------------------------------------------------------------------------
FOREIGN INDUSTRIAL -- 1.8%
  Siemens Capital
   3.040%, 07/01/05                                   6,000            5,985
   2.990%, 07/01/05                                   6,000            5,985
                                                                  ----------
                                                                      11,970
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.8%
  Illinois Tool Works
   3.000%, 06/20/05                                   5,000            4,992
  PACCAR Financial
   3.110%, 08/05/05                                   7,100            7,060
                                                                  ----------
                                                                      12,052
--------------------------------------------------------------------------------
RETAIL -- 1.9%
  Wal-Mart Funding
   3.010%, 06/21/05                                   6,000            5,990
  Wal-Mart Stores
   3.100%, 08/09/05                                   7,000            6,958
                                                                  ----------
                                                                      12,948
--------------------------------------------------------------------------------
Total Commercial Paper (Cost $423,837)                               423,837
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.5%
FEDERAL HOME LOAN BANK -- 4.3%
  Federal Home Loan Bank
   6.500%, 11/15/05                                  10,055           10,193
  Federal Home Loan Bank (FRN)
   2.990%, 09/16/05                                   5,000            4,999
   3.148%, 05/16/06                                  14,000           13,991
                                                                  ----------
                                                                      29,183
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.2%
  Federal Home Loan Mortgage
   Corporation (DN)+
   2.720%, 06/14/05                                   8,000            7,992
   2.960%, 07/06/05                                   5,000            4,985

--------------------------------------------------------------------------------
                                                     PAR             VALUE
                                                    (000)            (000)
--------------------------------------------------------------------------------
   3.135%, 09/06/05                              $    7,000       $    6,941
   3.147%, 09/13/05                                   4,000            3,964
   3.140%, 09/13/05                                   6,000            5,945
   3.250%, 10/18/05                                   5,827            5,754
   3.230%, 10/18/05                                   6,278            6,200
                                                                  ----------
                                                                      41,781
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.0%
  Federal National Mortgage Association (DN)+
   3.060%, 08/01/05                                   4,272            4,250
   3.050%, 08/05/05                                   6,000            5,967
   3.230%, 10/03/05                                   2,700            2,670
  Federal National Mortgage Association (FRN)
   2.990%, 10/03/05                                  11,075           11,073
   2.825%, 09/07/06                                  10,000            9,994
                                                                  ----------
                                                                      33,954
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (Cost $104,918)             104,918
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.5%
BANKS -- 1.8%
  Barclays Bank PLC (FRN)
   3.031%, 10/31/05                                   7,000            6,999
  Credit Suisse First Boston (FRN)
   3.250%, 08/10/05                                   5,000            5,000
                                                                  ----------
                                                                      11,999
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 0.7%
  General Electric (FRN)
   3.211%, 10/24/05                                   5,000            5,002
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.8%
  General Electric Capital (FRN)
   3.410%, 02/03/06                                   5,000            5,008
  Greenwich Capital (FRN)
   3.050%, 06/07/05                                   8,000            8,000
  MassMutual Global Funding II (FRN)
   3.190%, 12/13/05                                   8,435            8,444
  Morgan Stanley (FRN)
   3.210%, 08/15/05                                   7,000            7,002
  Wells Fargo
   6.750%, 06/01/05                                   5,000            5,000
  Wells Fargo (FRN)
   3.030%, 03/03/06                                   6,000            6,006
                                                                  ----------
                                                                      39,460
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.2%
  3M (MTN)
   4.150%, 06/30/05                                   1,000            1,001
--------------------------------------------------------------------------------
INSURANCE -- 1.0%
  ASIF Global (FRN)
   3.110%, 09/02/05                                   6,800            6,804
--------------------------------------------------------------------------------
Total Corporate Bonds (Cost $64,266)                                  64,266
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  PAR (000)/         VALUE
                                              NUMBER OF SHARES       (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 5.8%
  American Express
   3.020%, 06/10/05                              $    7,000       $    7,000
  BNP Paribas (FRN)
   3.160%, 08/09/05                                   6,000            6,000
  HSBC Bank
   3.160%, 08/09/05                                   7,000            7,000
  Societe Generale
   3.220%, 09/19/05                                   7,000            6,999
  SunTrust Bank (FRN)
   3.330%, 10/25/05                                   6,000            6,000
  Toronto Dominion Bank (FRN)
   3.045%, 07/12/05                                   6,000            6,000
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $38,999)                          38,999
--------------------------------------------------------------------------------
MUNICIPAL BOND -- 0.7%
  The Ultima @ Eagles Landing (RB)
   (LOC - SunTrust Bank) (VRDN)
   3.110%, 04/01/25                                   5,000            5,000
--------------------------------------------------------------------------------
Total Municipal Bond (Cost $5,000)                                     5,000
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.4%
  Blackrock Liquidity Temp Fund                   2,500,000            2,500
--------------------------------------------------------------------------------
Total Money Market Fund (Cost $2,500)                                  2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.3%
  Greenwich Capital
   3.070% (dated 05/31/05, due
   06/01/05, repurchase price $36,003,070,
   collateralized by Federal Home Loan
   Mortgage Corporation Bonds, and Federal
   National Mortgage Association Bonds,
   3.912% to 5.980% due 10/01/27
   to 06/01/35 : total market value
   $36,721,313)                                  $   36,000           36,000
--------------------------------------------------------------------------------
Total Repurchase Agreement (Cost $36,000)                             36,000
--------------------------------------------------------------------------------
Total Investments -- 99.9% (Cost $ 675,520)*                         675,520
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.1%
  Dividends Payable
   Institutional Class                                                (1,436)
  Investment Advisory Fees Payable                                       (44)
  12b-1 Fees Payable
   Institutional Class                                                   (12)
  Administration Fees Payable                                             (9)
  Custody Fees Payable                                                    (5)
  Other                                                                2,403
--------------------------------------------------------------------------------
Total Other Assets & Liabilities                                         897
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    VALUE
                                                                    (000)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $  676,417
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                       $  676,395
Undistributed net investment income                                       23
Accumulated net realized loss on investments                              (1)
--------------------------------------------------------------------------------
Total Net Assets                                                  $  676,417
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class ($676,417,327 /
  676,418,228 outstanding shares of beneficial interest)          $     1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Advisor Class ($10 / 10 outstanding
  shares of beneficial interest)                                  $     1.00
--------------------------------------------------------------------------------

*     ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

+     THE RATE SHOWN IS THE EFFECTIVE YIELD AT PURCHASE DATE.

DN -- DISCOUNT NOTE

FRN -- FLOATING RATE NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON MAY 31,
       2005, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS BASED ON A PREDETERMINED INDEX.

LLC -- LIMITED LIABILITY COMPANY

LOC -- LETTER OF CREDIT

MTN -- MEDIUM TERM NOTE

PLC -- PUBLIC LIABILITY COMPANY

RB -- REVENUE BOND

VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE SHOWN IS THE RATE IN EFFECT ON MAY
        31, 2005, AND THE DATE SHOWN IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.

SEE NOTES TO FINANCIAL STATEMENTS.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS (000)
FOR THE PERIOD OCTOBER 28, 2004* TO MAY 31, 2005

INVESTMENT INCOME:
Interest                                                        $     8,485
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                490
Administration fees                                                      48
12b-1 fees:
  Institutional Class                                                    64
  Advisor Class                                                           1
Shareholder services fees:
  Advisor Class                                                           5
Transfer agent fees                                                      54
Custodian fees                                                           29
Professional fees                                                        55
Printing and shareholder reports                                         19
Registration and filing fees                                              7
Trustees' fees                                                            4
Miscellaneous                                                            28
--------------------------------------------------------------------------------
Total Expenses                                                          804
--------------------------------------------------------------------------------
LESS:
  Waiver of investment advisory fees                                   (213)
--------------------------------------------------------------------------------
  Net Expenses                                                          591
--------------------------------------------------------------------------------
Net Investment Income                                                 7,894
--------------------------------------------------------------------------------
REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments sold                                    (1)
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations            $     7,893
================================================================================

*    COMMENCEMENT OF OPERATIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                             ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                        STATEMENT OF CHANGES IN NET ASSETS (000)

--------------------------------------------------------------------------------
                                                               FOR THE PERIOD
                                                           OCTOBER 28, 2004** TO
                                                                MAY 31, 2005
--------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                           $     7,894
Net realized loss on investments sold                                    (1)
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  7,893
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
  Institutional Class                                                (7,794)
  Advisor Class                                                        (100)
--------------------------------------------------------------------------------
Total dividends                                                      (7,894)
--------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
  Institutional Class                                             3,256,064
  Advisor Class                                                      20,000
Reinvestment of dividends:
  Institutional Class                                                 2,354
  Advisor Class                                                          81
--------------------------------------------------------------------------------
Total proceeds from shares issued and reinvested                  3,278,499
--------------------------------------------------------------------------------
Value of shares redeemed:
  Institutional Class                                            (2,582,000)
  Advisor Class                                                     (20,081)
--------------------------------------------------------------------------------
Total value of shares redeemed                                   (2,602,081)
--------------------------------------------------------------------------------
Increase in net assets from share transactions                      676,418
--------------------------------------------------------------------------------
Total increase in net assets                                        676,417
--------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                    --
--------------------------------------------------------------------------------
  End of period*                                                $   676,417
================================================================================
*Including undistributed net investment income                  $        23
================================================================================

**   COMMENCEMENT OF OPERATIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005

1. FUND ORGANIZATION

Allegiant Advantage Fund (the "Trust"), formerly The Armada Advantage Fund, was organized as a Massachusetts business trust on May 18, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers one diversified investment portfolio, the Institutional Money Market Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has two classes of shares outstanding, the Institutional Class and the Advisor Class which commenced operations on October 28, 2004 and November 19, 2004, respectively. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Fund, and is substantially the same in all respects, except that the Advisor Class is subject to a shareholder services fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund.

INVESTMENT VALUATION

The investments of the Fund are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at May 31, 2005 were valued at other than amortized cost.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to both Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from the net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

REPURCHASE AGREEMENTS

Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Fund's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES

Fees paid by the Fund pursuant to the Advisory Agreement with Allegiant Asset Management Company (the "Adviser"), formerly, National City Investment Management Company, an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate of 0.15% based on the Fund's average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. Prior to March 1, 2005 the waiver was 0.05% based on the Fund's average daily net assets. Since March 1, 2005, the waiver has been 0.08% based on the Fund's average daily net assets.

SHAREHOLDER SERVICES FEES

The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Advisor Class Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor Class Shares in consideration for payment at an annual rate of up to 0.10% of the average daily net assets attributable to the Fund's Advisor Class Shares held by a financial institution's customers.

DISTRIBUTION/12b-1 FEES

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated August 25, 2004. The Trust has adopted a distribution plan (the "Plan") for Institutional Class Shares and Advisor Class Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Trust compensates the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.02% per annum of the average daily net assets of Institutional Class Shares and Advisor Class Shares of the Fund.

TRUSTEE FEES

The Trustees are paid for services rendered to the Trust and the Allegiant Funds ("Allegiant"), another registered investment company managed by the Adviser, and are allocated to the Trust and Allegiant based on their average daily net assets. Each Trustee receives an annual fee of $25,000 plus $4,000 for each combined Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Audit Committee receives an additional fee of $4,000 per annum and the Chairman of the Board receives an additional fee of $21,000 per annum for services in such capacity. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

ADMINISTRATION FEES

The Trust, PFPC Inc. ("PFPC") and National City Bank ("NCB"), an affiliate of the Adviser, are parties to a Co-Administration and Accounting Services Agreement effective as of August 31, 2004, under which PFPC and NCB provide administration and accounting services to the Trust. NCB does not receive any fees for its services as co-administrator.

LEGAL FEES

Expenses paid by the Trust for the period ended May 31, 2005, include legal fees of $39,659 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4. FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. The character of dividends and/or distributions made during the year from

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2005

net investment income or net realized capital gains, and the timing of such dividends and/or distributions made in the fiscal year in which the amounts are distributed may differ from the year that the income or realized capital gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts:

--------------------------------------------------------------------------------------
                                    UNDISTRIBUTED NET    ACCUMULATED
                                        INVESTMENT      NET REALIZED
                                         INCOME            LOSSES      PAID-IN CAPITAL
                                          (000)            (000)           (000)
--------------------------------------------------------------------------------------
Institutional Money Market Fund            $ 23            $ --            $ (23)
--------------------------------------------------------------------------------------

The tax character of dividends paid, in the amount of $7,893,652, during the period ended May 31, 2005 was ordinary income.

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------------
                                 UNDISTRIBUTED    POST        OTHER          TOTAL
                                   ORDINARY      OCTOBER    TEMPORARY    DISTRIBUTABLE
                                    INCOME       LOSSES    DIFFERENCES     EARNINGS
                                     (000)        (000)       (000)          (000)
--------------------------------------------------------------------------------------
Institutional Money Market Fund      $ 23         $ (1)       $ --           $  22
--------------------------------------------------------------------------------------

Post-October losses represent losses realized on investment transactions from November 1, 2004 through May 31, 2005 that, in accordance with Federal income tax regulations, a fund may elect to defer and treat as having arisen in the following year.

5.    MARKET AND CREDIT RISK

The Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6.    INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is immaterial. The Fund expects the risk of loss to be remote pursuant to the contracts.

                             ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
                                                                     (UNAUDITED)

FORM N-PX
(UNAUDITED)

The Securities and Exchange Commission ("SEC") adopted a requirement that all Funds file their complete proxy voting record with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year. A description of the policies and procedures that Allegiant Advantage Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding how Allegiant Advantage Fund voted proxies during the most recent 12-month period ending June 30, 2005, is available upon request, without charge, by calling 1-800-364-4890, visiting the Fund's website at www.allegiantfunds.com, or on the SEC's website at http://www.sec.gov.

FORM N-Q
(UNAUDITED)

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust's first and third fiscal quarters. The Trust's Forms N-Q are available upon request, without charge, by calling 1-800-364-4890, visiting the Trust's website at www.allegiantfunds.com, on the SEC's website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406

                                  LEGAL COUNSEL
                            Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

[LOGO] ALLEGIANT(SM) ADVANTAGE FUND

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

Allegiant Asset Management Company
200 Public Square, 5th Floor
Cleveland, OH 44114


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There has been no amendment, during the period covered by this report, to any provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that John F. Durkott, Richard W. Furst and Robert Neary is each qualified to serve as an audit committee financial expert serving on its audit committee and that each is "independent," as defined by paragraph (a)(2) of this Item.

The board of trustees determined that Richard Furst qualified as an audit committee financial expert pursuant to paragraph (c)(4) of this Item because, in addition to his long service on the registrant's board of trustees, (i) he holds graduate degrees in finance, (ii) he has been a professor of finance at, and dean of the business school for, a major U.S. university, and (iii) he has served on the audit committees of several other companies, including one that files reports with the Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 for 2004 and $17,500 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2004 and $0 for 2005.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

      (e)(1)  Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

     The Audit Committee shall:

     1. Determine the firm to be employed as the Funds' independent auditors and the terms of their engagement for the Funds' audit and non-audit services.

           (a) The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

           (b) The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided;
                  (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

     2. Review and approve in advance with the independent auditors each non-audit engagement involving the Funds' independent auditor and the Funds' investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

           (a) The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds' independent auditor by the Funds' investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds' Audit Committee;
                  (ii) such services were not recognized by the Funds' adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c) Not applicable.

                           (d) Not applicable.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $612,980 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

A shareholder may submit a nomination for an independent trustee of the registrant by sending the nomination to the registrant's Secretary. The Secretary will submit all such nominations to the Nominating Committee of the registrant's Board of Trustees. The Nominating Committee assesses shareholder nominees in the same manner it reviews its own nominations.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Allegiant Advantage Fund
            ---------------------------------------------------------------

By (Signature and Title)*  /s/ Herbert Martens
                         --------------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date          July 27, 2005
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Herbert Martens
                         --------------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date          July 27, 2005
    -----------------------------------------------------------------------


By (Signature and Title)*  /s/ Dennis J. Westley
                         --------------------------------------------------
                           Dennis J. Westley, Treasurer
                           (principal financial officer)

Date          July 21, 2005
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.